Label	Element	Value
Schwab Fundamental International Small Equity ETF | Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Fundamental International Small Equity ETF
Schwab Fundamental International Small Equity ETF | Schwab Fundamental International Small Equity ETF | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.